Current and deferred taxes on income - Reconciliation of taxes on income expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of taxes on income expenses
Profit before taxation			$ 271,459	$ 208,892	$ (178,257)
Standard rate			27.08%	29.22%	29.22%
Taxes on income at standard rates			$ (73,511)	$ (61,038)	$ 52,087
Tax effect from share in results of investees			16	(46)	(75)
Difference in tax rate for subsidiaries outside Luxembourg			(19,912)	(11,425)	4,138
Re-measurement of deferred tax - change in Peru tax rate				(41,588)
Taxes on dividend received from foreign subsidiary			(8,299)
Taxes of prior years			(5,381)	1,127
Difference arising on carrying non-current assets using a different base			12,144	2,458	(18,310)
Other permanent (additions) exclusions, net			(11,251)	12,129	939
Taxes on income on the income statement			(106,194)	(98,383)	38,779
Current			(125,691)	(75,282)	(62,758)
Deferred			$ 19,497	$ (23,101)	$ 101,537
Scenario, Forecast [Member]
Reconciliation of taxes on income expenses
Standard rate		26.01%
Peru
Reconciliation of taxes on income expenses
Standard rate			29.50%	28.00%	28.00%	30.00%
Expected Applicable Tax Rate			27.00%
Peru | Scenario, Forecast [Member]
Reconciliation of taxes on income expenses
Expected Applicable Tax Rate	26.00%	27.00%